February 2, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:      Holland Series Fund, Inc. (the "Fund")
         --------------------------------------
         File Nos. 33-95026 and 811-9060
         -------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2005.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3976.

Sincerely,


/s/Jolene M. Olson
Jolene M. Olson
Senior Paralegal & Officer